UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22744
American Funds Corporate Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-A | COBAX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 75	0.74%

Management's discussion of fund performance
The fund’s Class 529-A shares gained 2.82% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-A (with sales charge) 2	-0.78%	0.12%	0.90%
American Funds Corporate Bond Fund — Class 529-A (without sales charge) 2	2.82	0.83	1.35
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results
to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-A shares were first offered on

July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class 529-C | COBCX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 151	1.49%

Management's discussion of fund performance
The fund’s Class 529-C shares gained 2.05% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-C (with sales charge) 2	1.06%	0.07%	0.87%
American Funds Corporate Bond Fund — Class 529-C (without sales charge) 2	2.05	0.07	0.87
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-C shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, re sults
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class 529-E | COBEX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 93	0.92%

Management's discussion of fund performance
The fund’s Class 529-E shares gained 2.64% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-E 2	2.64%	0.64%	1.17%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-E shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect appli cabl
e fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class 529-F-1 | COBFX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.49%

Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 3.07% for the year ended May 31, 2024. That r esu
lt compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-1 2	3.07%	1.07%	1.59%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate
Index
, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-1 shares were first o
ffer
ed on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, ha
s n
o expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(per
ce
nt of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class 529-F-2 | FFBBX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 44	0.43%

Management's discussion of fund performance
The fund’s Class 529-F-2 shares
gained
3.14% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-2 2	3.14%	-2.76%
Bloomberg U.S. Aggregate Index 3	1.31	-2.93
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	-2.20
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first
off
ered on
October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class 529-F-3 | FBCDX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.36%

Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 3.20% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-3 2	3.20%	-2.71%
Bloomberg U.S. Aggregate Index 3	1.31	-2.93
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	-2.20
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on
October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, h as n
o expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class 529-T | TABBX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 52	0.51%

Management's discussion of fund performance
The fund’s Class 529-T shares gained 3.05% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-T (with sales charge) 2	0.48%	0.56%	1.63%
American Funds Corporate Bond Fund — Class 529-T (without sales charge) 2	3.05	1.07	1.99
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.89
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.99
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on
April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no e xp
enses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class A | BFCAX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.72%

Management's discussion of fund performance
The fund’s Class A shares gained 2.83% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Corporate Bond Fund — Class A (with sales charge) *	-1.07%	0.07%	1.98%
American Funds Corporate Bond Fund — Class A (without sales charge) *	2.83	0.84	2.37
Bloomberg U.S. Aggregate Index †	1.31	-0.17	1.26
Bloomberg U.S. Corporate Investment Grade Index †	4.40	0.98	2.28
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expe ns
es. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since June 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1,

2024 at
capitalgroup.com/mutual-fund-literature-A

or upon request at (800) 421-4225.
Change in shareholder fees
On October 1, 2023, the fund’s Class A shares’ maximum deferred sales charge was decreased.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class C | BFCCX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 147	1.45%

Management's discussion of fund performance
The fund’s Class C shares gained 2.09% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last
fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class C (with sales charge) 2	1.10%	0.12%	0.65%
American Funds Corporate Bond Fund — Class C (without sales charge) 2	2.09	0.12	0.65
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class C shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and ex pens
es. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class F-1 | BFCFX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 71	0.70%

Management's discussion of fund performance
The fund’s Class F-1 shares gained 2.86% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-1 2	2.86%	0.87%	1.38%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-1 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index show
n is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class F-2 | BFCGX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 44	0.43%

Management's discussion of fund performance
The fund’s Class F-2 shares gained 3.13% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-2 2	3.13%	1.13%	1.66%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanag ed,
and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class F-3 | CFBFX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 33	0.32%

Management's discussion of fund performance
The fund’s Class F-3 shares gained 3.25% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-3 2	3.25%	1.24%	2.28%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.99
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	2.10
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on
January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and t here
fore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net asse
ts)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class R-1 | RCBAX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 143	1.41%

Management's discussion of fund performance
The fund’s Class R-1 shares gained 2.13% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-1 2	2.13%	0.16%	0.79%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-1 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unman aged, a
nd therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net asse
ts)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class R-2
|
RCBBX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 142	1.40%

Management's discussion of fund performance
The fund’s Class R-2 shares gained 2.15% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-2 2	2.15%	0.16%	0.73%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and re flect a
pplicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class R-2E | RCBGX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 113	1.12%

Management's discussion of fund performance
The fund’s Class R-2E shares gained 2.44% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-2E 2	2.44%	0.44%	1.09%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class R-3 | RCBCX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 96	0.95%

Management's discussion of fund performance
The fund’s Class R-3 shares gained 2.60% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-3 2	2.60%	0.59%	1.15%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-3 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. Whe
n ap
plicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net asset
s)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class R-4 | RCBDX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 67	0.66%

Management's discussion of fund performance
The fund’s Class R-4 shares gained 2.90% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-4 2	2.90%	0.89%	1.43%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary
benchmark
changed
from the
Bloomberg
U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-4 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class R-5 | RCBEX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 38	0.37%

Management's discussion of fund performance
The fund’s Class R-5 shares gained 3.20% for the year ended May 31, 2024. That result compares
with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-5 2	3.20%	1.19%	1.71%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market
index
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class R-5E | RCBHX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 48	0.47%

Management's discussion of fund performance
The fund’s Class R-5E shares gained 3.10% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-
R5E
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-5E 2	3.10%	1.09%	1.64%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg
U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (
householding
). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class R-6 | RCBFX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 33	0.32%

Management's discussion of fund performance
The fund’s Class R-6 shares gained 3.25% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-6 2	3.25%	1.24%	1.74%
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.53
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.62
Effective July 24, 2024, the fund's primary
benchmark
changed from the
Bloomberg
U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on
July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions )	$ 5
Portfolio turnover rate	191%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with m ulti
ple ac
coun
ts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-032-0724 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund®
Class T | TFBBX
for the year ended May 31, 2024
This annual shareholder report contains important information about American Funds Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 45	0.44%

Management's discussion of fund performance
The fund’s Class T shares gained 3.12% for the year ended May 31, 2024. That result compares with a 4.40% gain for the Bloomberg U.S. Corporate Investment Grade Index.
What factors influenced results
Since October 2023, U.S. Treasury rates have mostly remained near their highest levels of the last fifteen years. Corporate bond market valuations appeared inflated as corporate credit spreads narrowed, and investors have been drawn in with anticipation that prices will rally once interest rates begin to fall.
Most of the fund’s sectors added positive returns to the portfolio, with holdings in government-related bonds, emerging markets debt and REITs being particularly additive. Likewise, holdings in banking, municipal and securitized bonds saw returns surpassing those of the overall portfolio.
Conversely, investments in U.S. Treasury bonds detracted from absolute returns due to a modest increase in long-term yields during the period. Duration positioning, along with exposure to interest rate and credit derivatives, also negatively impacted the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class T (with sales charge) 2	0.54%	0.62%	1.69%
American Funds Corporate Bond Fund — Class T (without sales charge) 2	3.12	1.13	2.05
Bloomberg U.S. Aggregate Index 3	1.31	-0.17	0.89
Bloomberg U.S. Corporate Investment Grade Index 3	4.40	0.98	1.99
Effective July 24, 2024, the fund's primary
benchmark
changed
from the Bloomberg U.S. Corporate Investment Grade Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on
April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,836
Total number of portfolio holdings	737
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	191%
Portfolio
holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder docume nts
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-032-0724 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
May 31, 2024	102,000	None	10,000	None
May 31, 2023	86,000	None	9,000	None
Advisor and Affiliates2
May 31, 2024	Not Applicable	None	None	None
May 31, 2023	Not Applicable	None	None	None
Registrant, Advisor and Affiliates3	(g) Aggregate
non-audit fees
May 31, 2024	10,000
May 31, 2023	9,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Corporate Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended May 31, 2024
Lit. No. MFGEFP4-032-0724 © 2024 Capital Group. All rights reserved.

Investment portfolio May 31, 2024

Bonds, notes & other debt instruments 93.49%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 83.97%
Financials 18.83%
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,2]	USD2,963	$2,944
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[2]	6,095	6,153
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[2]	464	494
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[2]	2,900	2,836
	American International Group, Inc. 5.125% 3/27/2033	5,010	4,920
	American International Group, Inc. 4.80% 7/10/2045	100	91
	American International Group, Inc. 4.375% 6/30/2050	1,000	835
	Aon Corp. 2.60% 12/2/2031	1,000	832
	Aon Corp. 5.00% 9/12/2032	500	486
	Aon Corp. 5.35% 2/28/2033	1,497	1,475
	Aon Corp. 3.90% 2/28/2052	1,000	740
	Aon North America, Inc. 5.15% 3/1/2029	250	249
	Aon North America, Inc. 5.30% 3/1/2031	250	249
	Aon North America, Inc. 5.45% 3/1/2034	8,840	8,762
	Aon North America, Inc. 5.75% 3/1/2054	3,309	3,257
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[2]	2,500	2,035
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	5,569	5,697
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	11,913	11,839
	Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[2]	1,290	843
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	500	502
	Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]	800	736
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[2]	2,778	2,730
	Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[2]	2,439	2,492
	Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	228	192
	Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	301	232
	Berkshire Hathaway, Inc. 4.50% 2/11/2043	125	117
	BlackRock Funding, Inc. 5.25% 3/14/2054	3,008	2,902
	Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[1]	430	439
	Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[1]	390	407
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	1,193	1,039
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	625	526
	BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	1,500	1,377
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,2]	600	624
	BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	2,216	1,793
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	2,310	2,297
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	3,795	3,796
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	450	457
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	3,825	3,812
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	2,577	2,735
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	5,175	5,194
	Canadian Imperial Bank of Commerce 6.092% 10/3/2033	1,450	1,498
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	2,108	2,108
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	3,428	3,513
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	7,591	7,625
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[2]	1,200	1,241
	Chubb INA Holdings, LLC 3.35% 5/3/2026	675	652
	Chubb INA Holdings, LLC 5.00% 3/15/2034	5,205	5,136
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[2]	3,338	3,258
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[2]	9,350	9,262
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]	515	422
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[2]	1,962	1,943
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[2]	911	935
	CME Group, Inc. 4.15% 6/15/2048	4,000	3,368
	Corebridge Financial, Inc. 3.90% 4/5/2032	2,220	1,984
	Corebridge Financial, Inc. 4.40% 4/5/2052	217	172
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[2]	835	791
	Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[2]	268	275

1	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]	USD1,338	$1,382
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	1,320	1,354
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[2]	1,787	1,772
	Five Corners Funding Trust II 2.85% 5/15/2030[1]	1,000	873
	Five Corners Funding Trust III 5.791% 2/15/2033[1]	2,790	2,830
	Five Corners Funding Trust IV 5.997% 2/15/2053[1]	500	504
	Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 6.754% 5/15/2026[3]	500	504
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	7,868	7,975
	Goldman Sachs Group, Inc. 6.561% 10/24/2034 (USD-SOFR + 1.95% on 10/24/2033)[2]	413	443
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[2]	9,370	9,573
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	3,928	2,779
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	2,544	2,228
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]	3,244	2,703
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	400	423
	Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]	1,245	1,270
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	3,847	3,866
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,2]	375	417
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]	1,000	1,072
	JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[2]	5,825	5,661
	JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[2]	5,000	4,844
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	16,330	16,514
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]	3,054	2,473
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[2]	9,343	9,548
	JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[2]	1,850	1,308
	Lloyds Banking Group PLC 3.75% 1/11/2027	213	205
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[2]	325	324
	Lloyds Banking Group PLC 4.375% 3/22/2028	590	570
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[2]	800	798
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[2]	1,310	1,378
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[2]	1,170	1,161
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[2]	3,799	3,497
	Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	250	253
	Mastercard, Inc. 4.875% 5/9/2034	6,218	6,132
	MetLife, Inc. 5.375% 7/15/2033	2,754	2,775
	MetLife, Inc. 4.60% 5/13/2046	100	87
	MetLife, Inc. 5.00% 7/15/2052	230	211
	Metropolitan Life Global Funding I 0.95% 7/2/2025[1]	1,203	1,147
	Metropolitan Life Global Funding I 3.45% 12/18/2026[1]	150	144
	Metropolitan Life Global Funding I 4.40% 6/30/2027[1]	1,000	981
	Metropolitan Life Global Funding I 5.05% 1/6/2028[1]	350	349
	Metropolitan Life Global Funding I 4.85% 1/8/2029[1]	250	247
	Metropolitan Life Global Funding I 3.05% 6/17/2029[1]	250	226
	Metropolitan Life Global Funding I 2.95% 4/9/2030[1]	476	421
	Metropolitan Life Global Funding I 2.40% 1/11/2032[1]	250	205
	Metropolitan Life Global Funding I 5.15% 3/28/2033[1]	200	197
	Metropolitan Life Global Funding I 5.05% 1/8/2034[1]	500	489
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[2]	292	290
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[2]	4,688	4,751
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	1,424	1,134
	Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]	5,208	5,603
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[2]	13,126	13,393
	Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[2]	667	498
	NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[2]	340	318
	NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[2,4]	370	352
	NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[2]	500	511
	New York Life Global Funding 3.00% 1/10/2028[1]	100	93
	New York Life Global Funding 1.20% 8/7/2030[1]	1,500	1,188
	New York Life Global Funding 1.85% 8/1/2031[1]	250	201
	New York Life Global Funding 4.55% 1/28/2033[1]	2,155	2,043
	New York Life Global Funding 5.00% 1/9/2034[1]	2,550	2,494

American Funds Corporate Bond Fund	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]	USD1,010	$1,000
	PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[2]	2,500	2,497
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	2,570	2,786
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	2,321	2,322
	Prudential Financial, Inc. 3.70% 3/13/2051	725	529
	Royal Bank of Canada 5.00% 2/1/2033	3,000	2,944
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	3,086	3,038
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	4,311	4,354
	Synchrony Financial 2.875% 10/28/2031	1,800	1,448
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	2,665	2,690
	Travelers Companies, Inc. 4.00% 5/30/2047	105	85
	Travelers Companies, Inc. 4.05% 3/7/2048	100	81
	Travelers Companies, Inc. 2.55% 4/27/2050	452	275
	Travelers Companies, Inc. 5.45% 5/25/2053	420	421
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[2]	579	613
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	1,877	1,884
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	5,110	5,080
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]	54	51
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	7,000	6,992
	UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	2,600	2,419
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,2]	250	249
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	5,202	4,837
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	500	426
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[1,2]	5,330	4,358
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,2]	500	499
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[2]	1,610	1,621
	Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[2]	913	805
	Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[2]	3,293	2,841
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	7,101	6,991
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	1,169	1,244
	Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[2]	3,364	3,336
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	7,388	6,311
	Willis North America, Inc. 5.90% 3/5/2054	500	488
			345,816

Health care 16.97%
	AbbVie, Inc. 4.80% 3/15/2029	7,690	7,619
	AbbVie, Inc. 5.05% 3/15/2034	26,701	26,427
	AbbVie, Inc. 5.35% 3/15/2044	300	296
	AbbVie, Inc. 5.40% 3/15/2054	11,480	11,325
	AbbVie, Inc. 5.50% 3/15/2064	925	910
	Amgen, Inc. 5.15% 3/2/2028	4,976	4,964
	Amgen, Inc. 3.00% 2/22/2029	3,165	2,901
	Amgen, Inc. 2.45% 2/21/2030	1,250	1,084
	Amgen, Inc. 5.25% 3/2/2030	2,706	2,714
	Amgen, Inc. 2.30% 2/25/2031	1,250	1,046
	Amgen, Inc. 4.20% 3/1/2033	3,500	3,228
	Amgen, Inc. 5.25% 3/2/2033	10,053	9,981
	Amgen, Inc. 5.60% 3/2/2043	2,850	2,824
	Amgen, Inc. 3.375% 2/21/2050	125	88
	Amgen, Inc. 3.00% 1/15/2052	50	33
	Amgen, Inc. 4.875% 3/1/2053	2,438	2,152
	Amgen, Inc. 5.65% 3/2/2053	5,007	4,945
	Amgen, Inc. 4.40% 2/22/2062	174	138
	Amgen, Inc. 5.75% 3/2/2063	3,610	3,557
	AstraZeneca Finance, LLC 4.85% 2/26/2029	3,500	3,475
	AstraZeneca Finance, LLC 4.90% 2/26/2031	3,295	3,273
	AstraZeneca Finance, LLC 2.25% 5/28/2031	1,061	892
	AstraZeneca Finance, LLC 5.00% 2/26/2034	4,789	4,731

3	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	AstraZeneca PLC 3.375% 11/16/2025	USD177	$173
	AstraZeneca PLC 0.70% 4/8/2026	2,658	2,452
	AstraZeneca PLC 1.375% 8/6/2030	2,347	1,904
	Baxter International, Inc. 2.272% 12/1/2028	500	438
	Baxter International, Inc. 2.539% 2/1/2032	6,429	5,225
	Baxter International, Inc. 3.132% 12/1/2051	456	286
	Becton, Dickinson and Co. 4.874% 2/8/2029	2,000	1,974
	Becton, Dickinson and Co. 5.11% 2/8/2034	1,050	1,025
	Boston Scientific Corp. 2.65% 6/1/2030	2,000	1,744
	Boston Scientific Corp. 4.70% 3/1/2049	36	32
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	1,855	1,844
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	16,029	15,931
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	975	966
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	537	315
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	558	408
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	3,411	3,677
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	6,925	6,823
	Bristol-Myers Squibb Co. 6.40% 11/15/2063	1,230	1,343
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	1,925	1,882
	Cencora, Inc. 2.70% 3/15/2031	1,622	1,377
	Centene Corp. 2.45% 7/15/2028	6,355	5,609
	Centene Corp. 4.625% 12/15/2029	2,470	2,327
	Centene Corp. 3.375% 2/15/2030	1,963	1,730
	Centene Corp. 3.00% 10/15/2030	4,185	3,561
	Centene Corp. 2.50% 3/1/2031	6,040	4,927
	Centene Corp. 2.625% 8/1/2031	1,530	1,246
	Cigna Group (The) 5.125% 5/15/2031	1,100	1,089
	Cigna Group (The) 5.25% 2/15/2034	7,475	7,331
	CVS Health Corp. 3.25% 8/15/2029	414	374
	CVS Health Corp. 5.125% 2/21/2030	1,700	1,672
	CVS Health Corp. 1.75% 8/21/2030	1,415	1,142
	CVS Health Corp. 1.875% 2/28/2031	3,295	2,623
	CVS Health Corp. 5.25% 2/21/2033	5,024	4,886
	CVS Health Corp. 5.70% 6/1/2034	3,724	3,707
	CVS Health Corp. 5.05% 3/25/2048	65	56
	CVS Health Corp. 5.625% 2/21/2053	1,400	1,299
	CVS Health Corp. 5.875% 6/1/2053	2,980	2,859
	CVS Health Corp. 6.00% 6/1/2063	503	484
	Elevance Health, Inc. 4.10% 5/15/2032	1,287	1,186
	Elevance Health, Inc. 4.75% 2/15/2033	863	828
	Elevance Health, Inc. 4.55% 5/15/2052	1,157	970
	Elevance Health, Inc. 5.125% 2/15/2053	390	358
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	700	709
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,180	1,210
	GE HealthCare Technologies, Inc. 6.377% 11/22/2052	225	244
	Gilead Sciences, Inc. 5.25% 10/15/2033	10,979	10,994
	Gilead Sciences, Inc. 2.60% 10/1/2040	622	427
	Gilead Sciences, Inc. 5.55% 10/15/2053	4,121	4,092
	HCA, Inc. 5.20% 6/1/2028	5,000	4,962
	HCA, Inc. 4.125% 6/15/2029	1,000	942
	HCA, Inc. 2.375% 7/15/2031	2,455	2,004
	Humana, Inc. 5.375% 4/15/2031	2,633	2,608
	Humana, Inc. 5.75% 4/15/2054	2,485	2,394
	Johnson & Johnson 4.90% 6/1/2031	5,163	5,172
	Johnson & Johnson 4.95% 6/1/2034	12,905	12,926
	Johnson & Johnson 5.25% 6/1/2054	4,932	4,913
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,300	1,244
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	24,631	23,826
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	7,875	7,534
	Roche Holdings, Inc. 2.076% 12/13/2031[1]	7,280	5,922
	Roche Holdings, Inc. 5.593% 11/13/2033[1]	200	207
	Roche Holdings, Inc. 5.218% 3/8/2054[1]	2,100	2,048
	Solventum Corp. 5.60% 3/23/2034[1]	8,275	8,133
	UnitedHealth Group, Inc. 2.875% 8/15/2029	348	314
	UnitedHealth Group, Inc. 4.20% 5/15/2032	2,484	2,327
	UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,478
	UnitedHealth Group, Inc. 4.25% 6/15/2048	468	387

American Funds Corporate Bond Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	UnitedHealth Group, Inc. 4.45% 12/15/2048	USD285	$243
	UnitedHealth Group, Inc. 3.25% 5/15/2051	1,938	1,329
	UnitedHealth Group, Inc. 4.75% 5/15/2052	2,486	2,202
	UnitedHealth Group, Inc. 5.375% 4/15/2054	1,400	1,359
	UnitedHealth Group, Inc. 4.95% 5/15/2062	530	472
	UnitedHealth Group, Inc. 6.05% 2/15/2063	414	435
			311,743

Utilities 13.24%
	AEP Transmission Co., LLC 5.15% 4/1/2034	7,306	7,152
	AEP Transmission Co., LLC 2.75% 8/15/2051	979	590
	American Electric Power Co., Inc. 1.00% 11/1/2025	650	609
	American Transmission Systems, Inc. 2.65% 1/15/2032[1]	685	566
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	415	344
	CenterPoint Energy, Inc. 2.65% 6/1/2031	5,389	4,536
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[1]	1,000	931
	Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	2,500	2,357
	Commonwealth Edison Co. 3.125% 3/15/2051	25	16
	Consumers Energy Co. 4.90% 2/15/2029	2,000	1,987
	Consumers Energy Co. 4.60% 5/30/2029	1,625	1,592
	Consumers Energy Co. 3.60% 8/15/2032	974	868
	Consumers Energy Co. 4.625% 5/15/2033	2,405	2,297
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	1,780	1,697
	Duke Energy Florida, LLC 5.95% 11/15/2052	850	872
	Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	602
	Edison International 4.125% 3/15/2028	4,260	4,059
	Electricite de France SA 5.65% 4/22/2029[1]	1,100	1,107
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	4,725	5,202
	Entergy Corp. 2.40% 6/15/2031	2,100	1,727
	Entergy Louisiana, LLC 1.60% 12/15/2030	475	379
	Entergy Louisiana, LLC 5.35% 3/15/2034	1,440	1,422
	Entergy Louisiana, LLC 5.70% 3/15/2054	790	779
	Eversource Energy 2.55% 3/15/2031	1,467	1,213
	Eversource Energy 5.50% 1/1/2034	5,378	5,268
	FirstEnergy Corp. 1.60% 1/15/2026	4,125	3,875
	FirstEnergy Corp. 2.65% 3/1/2030	8,442	7,262
	FirstEnergy Corp. 2.25% 9/1/2030	8,830	7,296
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	5,666	5,400
	FirstEnergy Pennsylvania Electric Co. 4.30% 1/15/2029[1]	200	191
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	5,525	5,009
	Florida Power & Light Co. 2.45% 2/3/2032	24	20
	Florida Power & Light Co. 4.80% 5/15/2033	2,374	2,306
	Florida Power & Light Co. 5.30% 6/15/2034	7,765	7,795
	Florida Power & Light Co. 5.60% 6/15/2054	2,212	2,228
	Georgia Power Co. 4.95% 5/17/2033	1,475	1,436
	Georgia Power Co. 5.25% 3/15/2034	8,671	8,616
	Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	1,085	1,063
	Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	250	206
	MidAmerican Energy Co. 3.15% 4/15/2050	1,833	1,223
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[1]	3,000	2,872
	NiSource, Inc. 5.40% 6/30/2033	1,000	987
	Northern States Power Co. 2.25% 4/1/2031	845	706
	Northern States Power Co. 2.90% 3/1/2050	25	16
	Northern States Power Co. 2.60% 6/1/2051	359	214
	Northern States Power Co. 4.50% 6/1/2052	1,610	1,362
	Northern States Power Co. 5.10% 5/15/2053	738	684
	Northern States Power Co. 5.40% 3/15/2054	624	605
	Pacific Gas and Electric Co. 3.15% 1/1/2026	2,217	2,131
	Pacific Gas and Electric Co. 2.95% 3/1/2026	353	337
	Pacific Gas and Electric Co. 2.10% 8/1/2027	1,252	1,129
	Pacific Gas and Electric Co. 3.00% 6/15/2028	11,167	10,187
	Pacific Gas and Electric Co. 3.75% 7/1/2028	4,007	3,734
	Pacific Gas and Electric Co. 4.65% 8/1/2028	1,442	1,388
	Pacific Gas and Electric Co. 4.55% 7/1/2030	1,526	1,441
	Pacific Gas and Electric Co. 2.50% 2/1/2031	4,209	3,470
	Pacific Gas and Electric Co. 4.40% 3/1/2032	3,581	3,272

5	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 5.90% 6/15/2032	USD791	$797
	Pacific Gas and Electric Co. 6.15% 1/15/2033	1,101	1,124
	Pacific Gas and Electric Co. 6.40% 6/15/2033	4,134	4,294
	Pacific Gas and Electric Co. 5.80% 5/15/2034	2,921	2,916
	Pacific Gas and Electric Co. 4.95% 7/1/2050	3,899	3,257
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,158	765
	PacifiCorp 2.70% 9/15/2030	4,000	3,431
	PacifiCorp 5.30% 2/15/2031	4,640	4,590
	PacifiCorp 5.45% 2/15/2034	5,205	5,091
	PacifiCorp 3.30% 3/15/2051	175	112
	PacifiCorp 2.90% 6/15/2052	4,565	2,658
	PacifiCorp 5.35% 12/1/2053	1,635	1,466
	PacifiCorp 5.50% 5/15/2054	2,923	2,678
	PacifiCorp 5.80% 1/15/2055	5,952	5,672
	Progress Energy, Inc. 7.00% 10/30/2031	988	1,083
	Public Service Company of Colorado 1.90% 1/15/2031	605	490
	Public Service Company of Colorado 5.35% 5/15/2034	5,702	5,655
	Public Service Company of Colorado 4.10% 6/15/2048	806	615
	Public Service Company of Colorado 3.20% 3/1/2050	1,236	818
	Public Service Company of Colorado 2.70% 1/15/2051	2,875	1,680
	Public Service Company of Colorado 5.25% 4/1/2053	1,010	928
	Public Service Company of Colorado 5.75% 5/15/2054	1,825	1,816
	Public Service Electric and Gas Co. 3.10% 3/15/2032	26	22
	Public Service Electric and Gas Co. 5.20% 3/1/2034	245	244
	Southern California Edison Co. 3.65% 3/1/2028	1,521	1,437
	Southern California Edison Co. 5.30% 3/1/2028	190	190
	Southern California Edison Co. 5.65% 10/1/2028	3,360	3,416
	Southern California Edison Co. 2.25% 6/1/2030	1,000	842
	Southern California Edison Co. 2.50% 6/1/2031	5,000	4,174
	Southern California Edison Co. 5.45% 6/1/2031	3,900	3,915
	Southern California Edison Co. 5.20% 6/1/2034	14,980	14,592
	Southern California Edison Co. 3.60% 2/1/2045	1,180	868
	Southern California Edison Co. 3.65% 2/1/2050	684	489
	Southern California Edison Co. 2.95% 2/1/2051	5,911	3,690
	Southern California Edison Co. 3.45% 2/1/2052	1,447	987
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,025	1,293
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
	Wisconsin Power and Light Co. 1.95% 9/16/2031	775	618
	Xcel Energy, Inc. 4.00% 6/15/2028	1,000	952
	Xcel Energy, Inc. 3.40% 6/1/2030	1,000	896
	Xcel Energy, Inc. 2.35% 11/15/2031	4,929	3,958
	Xcel Energy, Inc. 4.60% 6/1/2032	10	9
	Xcel Energy, Inc. 5.45% 8/15/2033	3,525	3,463
	Xcel Energy, Inc. 5.50% 3/15/2034	7,308	7,194
	Xcel Energy, Inc. 3.50% 12/1/2049	1,783	1,218
			243,061

Industrials 8.45%
	BAE Systems PLC 5.00% 3/26/2027[1]	1,000	991
	BAE Systems PLC 5.125% 3/26/2029[1]	611	606
	BAE Systems PLC 5.25% 3/26/2031[1]	352	349
	BAE Systems PLC 5.30% 3/26/2034[1]	663	653
	Boeing Co. 4.875% 5/1/2025	783	775
	Boeing Co. 2.75% 2/1/2026	16,088	15,232
	Boeing Co. 2.196% 2/4/2026	2,250	2,113
	Boeing Co. 2.70% 2/1/2027	505	464
	Boeing Co. 5.04% 5/1/2027	336	328
	Boeing Co. 3.25% 2/1/2028	11,627	10,599
	Boeing Co. 6.298% 5/1/2029[1]	208	210
	Boeing Co. 5.15% 5/1/2030	4,346	4,149
	Boeing Co. 3.625% 2/1/2031	129	112
	Boeing Co. 6.388% 5/1/2031[1]	2,022	2,046
	Boeing Co. 6.528% 5/1/2034[1]	2,576	2,613
	Boeing Co. 5.705% 5/1/2040	1,551	1,426
	Boeing Co. 5.805% 5/1/2050	2,958	2,651
	Boeing Co. 6.858% 5/1/2054[1]	2,212	2,245
	Boeing Co. 5.93% 5/1/2060	2,430	2,145

American Funds Corporate Bond Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Boeing Co. 7.008% 5/1/2064[1]	USD268	$270
	Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	2,000	1,318
	Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	227	157
	Canadian National Railway Co. 5.85% 11/1/2033	400	422
	Canadian National Railway Co. 6.125% 11/1/2053	871	964
	Canadian Pacific Railway Co. 1.75% 12/2/2026	2,456	2,256
	Canadian Pacific Railway Co. 3.10% 12/2/2051	5,351	3,550
	Carrier Global Corp. 2.242% 2/15/2025	191	186
	Carrier Global Corp. 5.80% 11/30/2025	250	251
	Carrier Global Corp. 2.493% 2/15/2027	50	47
	Carrier Global Corp. 2.722% 2/15/2030	1,048	920
	Carrier Global Corp. 2.70% 2/15/2031	60	51
	Carrier Global Corp. 5.90% 3/15/2034	1,768	1,838
	Carrier Global Corp. 3.377% 4/5/2040	119	92
	Carrier Global Corp. 3.577% 4/5/2050	148	108
	Carrier Global Corp. 6.20% 3/15/2054	800	859
	CSX Corp. 3.80% 3/1/2028	1,559	1,499
	CSX Corp. 4.25% 3/15/2029	1,000	969
	CSX Corp. 4.10% 11/15/2032	389	362
	CSX Corp. 5.20% 11/15/2033	275	275
	CSX Corp. 3.35% 9/15/2049	1,015	713
	CSX Corp. 2.50% 5/15/2051	2,079	1,226
	CSX Corp. 4.50% 11/15/2052	350	299
	General Dynamics Corp. 1.15% 6/1/2026	1,140	1,054
	General Dynamics Corp. 3.75% 5/15/2028	703	675
	General Dynamics Corp. 3.625% 4/1/2030	969	902
	General Dynamics Corp. 2.25% 6/1/2031	203	170
	Honeywell International, Inc. 2.30% 8/15/2024	80	79
	Honeywell International, Inc. 1.35% 6/1/2025	124	119
	Honeywell International, Inc. 4.875% 9/1/2029	250	250
	Honeywell International, Inc. 1.95% 6/1/2030	1,935	1,639
	Honeywell International, Inc. 4.95% 9/1/2031	250	249
	Honeywell International, Inc. 5.00% 3/1/2035	4,560	4,501
	Honeywell International, Inc. 5.25% 3/1/2054	1,270	1,232
	Honeywell International, Inc. 5.35% 3/1/2064	250	243
	Ingersoll-Rand, Inc. 5.197% 6/15/2027	250	250
	Ingersoll-Rand, Inc. 5.40% 8/14/2028	946	954
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	550	549
	Ingersoll-Rand, Inc. 5.314% 6/15/2031	199	199
	Ingersoll-Rand, Inc. 5.70% 8/14/2033	479	488
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,563	1,567
	Ingersoll-Rand, Inc. 5.70% 6/15/2054	500	506
	L3Harris Technologies, Inc. 5.40% 7/31/2033	2,124	2,108
	Lockheed Martin Corp. 5.10% 11/15/2027	856	861
	Lockheed Martin Corp. 4.50% 2/15/2029	6,646	6,523
	Lockheed Martin Corp. 1.85% 6/15/2030	176	147
	Lockheed Martin Corp. 5.25% 1/15/2033	3,509	3,557
	Lockheed Martin Corp. 4.75% 2/15/2034	304	295
	Lockheed Martin Corp. 4.80% 8/15/2034	6,756	6,575
	Lockheed Martin Corp. 5.70% 11/15/2054	501	515
	Lockheed Martin Corp. 5.90% 11/15/2063	236	249
	Lockheed Martin Corp. 5.20% 2/15/2064	2,190	2,065
	Norfolk Southern Corp. 5.05% 8/1/2030	4,576	4,554
	Norfolk Southern Corp. 4.45% 3/1/2033	245	231
	Norfolk Southern Corp. 5.35% 8/1/2054	3,366	3,204
	Northrop Grumman Corp. 4.70% 3/15/2033	8,330	8,016
	Northrop Grumman Corp. 4.95% 3/15/2053	3,195	2,892
	RTX Corp. 5.00% 2/27/2026	165	164
	RTX Corp. 5.75% 11/8/2026	1,000	1,010
	RTX Corp. 4.125% 11/16/2028	475	455
	RTX Corp. 5.75% 1/15/2029	500	513
	RTX Corp. 6.00% 3/15/2031	531	552
	RTX Corp. 1.90% 9/1/2031	219	174
	RTX Corp. 5.15% 2/27/2033	573	564
	RTX Corp. 6.10% 3/15/2034	2,753	2,883
	RTX Corp. 2.82% 9/1/2051	750	458
	RTX Corp. 3.03% 3/15/2052	3,000	1,910

7	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	RTX Corp. 5.375% 2/27/2053	USD129	$123
	RTX Corp. 6.40% 3/15/2054	1,730	1,888
	Union Pacific Corp. 4.75% 2/21/2026	5,000	4,969
	Union Pacific Corp. 2.80% 2/14/2032	1,512	1,295
	Union Pacific Corp. 3.375% 2/14/2042	530	409
	Union Pacific Corp. 4.30% 3/1/2049	510	425
	Union Pacific Corp. 3.25% 2/5/2050	1,851	1,288
	Union Pacific Corp. 2.95% 3/10/2052	2,503	1,616
	Union Pacific Corp. 3.50% 2/14/2053	1,910	1,372
	Union Pacific Corp. 3.95% 8/15/2059	175	132
	Veralto Corp. 5.35% 9/18/2028[1]	750	751
	Veralto Corp. 5.45% 9/18/2033[1]	2,000	1,982
	Waste Management, Inc. 4.625% 2/15/2030	4,000	3,920
	Waste Management, Inc. 1.50% 3/15/2031	616	492
			155,102

Consumer staples 5.41%
	7-Eleven, Inc. 0.95% 2/10/2026[1]	2,244	2,082
	7-Eleven, Inc. 1.30% 2/10/2028[1]	1,260	1,094
	7-Eleven, Inc. 1.80% 2/10/2031[1]	2,661	2,124
	7-Eleven, Inc. 2.80% 2/10/2051[1]	762	456
	Altria Group, Inc. 3.70% 2/4/2051	1,320	891
	Anheuser-Busch Companies, LLC 4.70% 2/1/2036	2,100	1,984
	Anheuser-Busch Companies, LLC 4.90% 2/1/2046	2,493	2,291
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	2,000	1,987
	Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	2,166	2,001
	Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048	280	239
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	589	590
	BAT Capital Corp. 2.789% 9/6/2024	600	595
	BAT Capital Corp. 3.215% 9/6/2026	470	448
	BAT Capital Corp. 2.259% 3/25/2028	499	445
	BAT Capital Corp. 6.421% 8/2/2033	3,878	4,052
	BAT Capital Corp. 7.079% 8/2/2043	1,306	1,397
	BAT Capital Corp. 5.65% 3/16/2052	680	612
	BAT Capital Corp. 7.081% 8/2/2053	5,056	5,445
	BAT International Finance PLC 4.448% 3/16/2028	475	459
	Campbell Soup Co. 5.20% 3/21/2029	851	847
	Campbell Soup Co. 5.40% 3/21/2034	560	554
	Coca-Cola Co. 5.00% 5/13/2034	7,036	7,016
	Coca-Cola Co. 5.30% 5/13/2054	333	328
	Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	3,216	3,236
	Conagra Brands, Inc. 4.60% 11/1/2025	720	711
	Conagra Brands, Inc. 1.375% 11/1/2027	1,510	1,322
	Conagra Brands, Inc. 5.30% 11/1/2038	371	348
	Conagra Brands, Inc. 5.40% 11/1/2048	226	208
	Constellation Brands, Inc. 4.35% 5/9/2027	1,000	976
	Constellation Brands, Inc. 3.60% 2/15/2028	200	189
	Constellation Brands, Inc. 4.80% 1/15/2029	2,680	2,634
	Constellation Brands, Inc. 2.875% 5/1/2030	2,262	1,979
	Constellation Brands, Inc. 2.25% 8/1/2031	3,083	2,518
	Constellation Brands, Inc. 4.75% 5/9/2032	1,780	1,705
	Constellation Brands, Inc. 4.90% 5/1/2033	3,846	3,699
	Constellation Brands, Inc. 4.10% 2/15/2048	200	158
	J. M. Smucker Co. (The) 6.20% 11/15/2033	556	581
	J. M. Smucker Co. (The) 6.50% 11/15/2043	289	305
	J. M. Smucker Co. (The) 6.50% 11/15/2053	786	843
	PepsiCo, Inc. 1.95% 10/21/2031	2,563	2,096
	PepsiCo, Inc. 3.625% 3/19/2050	140	106
	PepsiCo, Inc. 2.75% 10/21/2051	310	196
	Philip Morris International, Inc. 4.875% 2/13/2026	5,000	4,969
	Philip Morris International, Inc. 5.25% 9/7/2028	3,000	3,014
	Philip Morris International, Inc. 5.625% 11/17/2029	1,028	1,048
	Philip Morris International, Inc. 2.10% 5/1/2030	1,167	983
	Philip Morris International, Inc. 5.50% 9/7/2030	3,000	3,031
	Philip Morris International, Inc. 1.75% 11/1/2030	908	735
	Philip Morris International, Inc. 5.75% 11/17/2032	5,214	5,324
	Philip Morris International, Inc. 5.375% 2/15/2033	4,300	4,267

American Funds Corporate Bond Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Philip Morris International, Inc. 5.625% 9/7/2033	USD2,600	$2,623
	Philip Morris International, Inc. 5.25% 2/13/2034	1,343	1,316
	Procter & Gamble Co. 0.55% 10/29/2025	932	876
	Procter & Gamble Co. 1.00% 4/23/2026	342	318
	Procter & Gamble Co. 3.95% 1/26/2028	1,881	1,839
	Procter & Gamble Co. 3.00% 3/25/2030	152	139
	Procter & Gamble Co. 1.20% 10/29/2030	1,000	806
	Reynolds American, Inc. 4.45% 6/12/2025	225	222
	Walmart, Inc. 4.10% 4/15/2033	2,394	2,270
	Walmart, Inc. 4.50% 4/15/2053	4,326	3,815
			99,342

Communication services 5.27%
	AT&T, Inc. 1.65% 2/1/2028	1,092	965
	AT&T, Inc. 4.35% 3/1/2029	2,500	2,413
	AT&T, Inc. 2.25% 2/1/2032	8,711	7,027
	AT&T, Inc. 2.55% 12/1/2033	3,437	2,712
	AT&T, Inc. 5.40% 2/15/2034	1,020	1,013
	AT&T, Inc. 3.50% 9/15/2053	4,945	3,342
	AT&T, Inc. 3.55% 9/15/2055	780	524
	Charter Communications Operating, LLC 2.80% 4/1/2031	3,700	3,021
	Charter Communications Operating, LLC 2.30% 2/1/2032	1,800	1,381
	Charter Communications Operating, LLC 4.40% 4/1/2033	2,805	2,466
	Charter Communications Operating, LLC 5.125% 7/1/2049	315	242
	Charter Communications Operating, LLC 3.70% 4/1/2051	4,890	2,996
	Charter Communications Operating, LLC 3.90% 6/1/2052	980	616
	Charter Communications Operating, LLC 5.25% 4/1/2053	4,100	3,235
	Comcast Corp. 1.95% 1/15/2031	2,044	1,677
	Comcast Corp. 4.80% 5/15/2033	2,533	2,450
	Comcast Corp. 5.30% 6/1/2034	11,360	11,355
	Comcast Corp. 2.887% 11/1/2051	2,786	1,734
	Comcast Corp. 5.35% 5/15/2053	310	295
	Comcast Corp. 5.65% 6/1/2054	3,586	3,560
	Netflix, Inc. 5.875% 11/15/2028	3,163	3,255
	Netflix, Inc. 5.375% 11/15/2029[1]	4,878	4,912
	Netflix, Inc. 4.875% 6/15/2030[1]	191	187
	T-Mobile USA, Inc. 1.50% 2/15/2026	1,200	1,123
	T-Mobile USA, Inc. 2.625% 4/15/2026	125	119
	T-Mobile USA, Inc. 3.75% 4/15/2027	1,200	1,151
	T-Mobile USA, Inc. 2.55% 2/15/2031	3,779	3,188
	T-Mobile USA, Inc. 2.25% 11/15/2031	3,956	3,210
	T-Mobile USA, Inc. 5.05% 7/15/2033	5,612	5,466
	T-Mobile USA, Inc. 5.15% 4/15/2034	4,920	4,821
	T-Mobile USA, Inc. 3.00% 2/15/2041	823	591
	T-Mobile USA, Inc. 3.40% 10/15/2052	5,864	3,991
	T-Mobile USA, Inc. 5.50% 1/15/2055	572	549
	Verizon Communications, Inc. 1.68% 10/30/2030	250	202
	Verizon Communications, Inc. 1.75% 1/20/2031	550	442
	Verizon Communications, Inc. 2.55% 3/21/2031	621	524
	Verizon Communications, Inc. 2.355% 3/15/2032	232	188
	Verizon Communications, Inc. 2.65% 11/20/2040	5,823	4,014
	Verizon Communications, Inc. 3.40% 3/22/2041	700	536
	Verizon Communications, Inc. 2.85% 9/3/2041	18	13
	Verizon Communications, Inc. 3.85% 11/1/2042	206	164
	Verizon Communications, Inc. 2.875% 11/20/2050	336	212
	Verizon Communications, Inc. 3.55% 3/22/2051	900	644
	Verizon Communications, Inc. 5.50% 2/23/2054	136	133
	Verizon Communications, Inc. 2.987% 10/30/2056	4,447	2,714
	Vodafone Group PLC 4.25% 9/17/2050	1,000	784
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	900	711
			96,868

Energy 4.57%
	BP Capital Markets America, Inc. 2.721% 1/12/2032	2,250	1,909
	BP Capital Markets America, Inc. 4.893% 9/11/2033	13,489	13,102
	BP Capital Markets America, Inc. 3.001% 3/17/2052	2,000	1,293
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	397	381

9	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Chevron Corp. 2.236% 5/11/2030	USD4,250	$3,663
	Chevron Corp. 3.078% 5/11/2050	2,300	1,563
	Chevron USA, Inc. 1.018% 8/12/2027	5,000	4,426
	ConocoPhillips Co. 3.80% 3/15/2052	2,130	1,592
	ConocoPhillips Co. 5.30% 5/15/2053	2,747	2,608
	ConocoPhillips Co. 5.55% 3/15/2054	2,290	2,257
	Diamondback Energy, Inc. 5.15% 1/30/2030	266	264
	Diamondback Energy, Inc. 5.40% 4/18/2034	2,889	2,849
	Diamondback Energy, Inc. 5.75% 4/18/2054	1,614	1,557
	Enbridge, Inc. 6.70% 11/15/2053	1,110	1,217
	Eni SpA 5.50% 5/15/2034[1]	2,421	2,406
	Eni SpA 5.95% 5/15/2054[1]	1,904	1,884
	Exxon Mobil Corp. 2.61% 10/15/2030	500	437
	Exxon Mobil Corp. 3.452% 4/15/2051	5,165	3,730
	Kinder Morgan, Inc. 5.40% 2/1/2034	5,265	5,154
	ONEOK, Inc. 6.05% 9/1/2033	1,728	1,770
	Petroleos Mexicanos 6.84% 1/23/2030	2,601	2,307
	Petroleos Mexicanos 6.875% 10/16/2025	1,468	1,455
	Petroleos Mexicanos 4.50% 1/23/2026	2,901	2,743
	Petroleos Mexicanos 6.875% 8/4/2026	1,539	1,500
	Petroleos Mexicanos 6.50% 3/13/2027	5,120	4,847
	Schlumberger Investment SA 5.00% 6/1/2034	2,000	1,962
	Shell International Finance BV 2.75% 4/6/2030	5,000	4,441
	Shell International Finance BV 3.00% 11/26/2051	2,970	1,937
	TotalEnergies Capital SA 5.15% 4/5/2034	937	935
	TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,484
	Williams Companies, Inc. 5.15% 3/15/2034	6,438	6,252
			83,925

Information technology 4.17%
	Analog Devices, Inc. 2.10% 10/1/2031	309	254
	Analog Devices, Inc. 5.05% 4/1/2034	2,436	2,422
	Analog Devices, Inc. 2.95% 10/1/2051	596	389
	Analog Devices, Inc. 5.30% 4/1/2054	1,751	1,706
	Broadcom Corp. 3.875% 1/15/2027	1,090	1,053
	Broadcom, Inc. 4.00% 4/15/2029[1]	585	554
	Broadcom, Inc. 4.75% 4/15/2029	1,400	1,374
	Broadcom, Inc. 4.15% 11/15/2030	715	670
	Broadcom, Inc. 3.419% 4/15/2033[1]	812	694
	Broadcom, Inc. 3.469% 4/15/2034[1]	6,255	5,275
	Broadcom, Inc. 3.137% 11/15/2035[1]	380	302
	Cisco Systems, Inc. 4.85% 2/26/2029	4,840	4,827
	Cisco Systems, Inc. 4.95% 2/26/2031	8,101	8,058
	Cisco Systems, Inc. 5.05% 2/26/2034	14,836	14,750
	Cisco Systems, Inc. 5.30% 2/26/2054	1,516	1,488
	Microchip Technology, Inc. 5.05% 3/15/2029	11,825	11,725
	ServiceNow, Inc. 1.40% 9/1/2030	18,798	15,136
	Texas Instruments, Inc. 4.60% 2/8/2029	1,146	1,135
	Texas Instruments, Inc. 4.85% 2/8/2034	4,845	4,773
			76,585

Consumer discretionary 2.87%
	Amazon.com, Inc. 2.875% 5/12/2041	434	321
	American Honda Finance Corp. 1.20% 7/8/2025	3,818	3,648
	BMW US Capital, LLC 2.55% 4/1/2031[1]	534	456
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[1]	825	790
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]	256	254
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[1]	1,000	885
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[1]	466	462
	Ford Motor Co. 3.25% 2/12/2032	1,260	1,036
	Ford Motor Co. 6.10% 8/19/2032	740	738
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	193
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	400	407
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	200	204
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	725	707
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	208
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	400	412

American Funds Corporate Bond Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	USD1,967	$2,032
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	200	175
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	4,695	4,670
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	4,025	3,879
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	200	211
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	530	555
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	530	470
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	2,300	2,291
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,214	1,281
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	2,600	2,569
	Home Depot, Inc. 1.375% 3/15/2031	517	409
	Home Depot, Inc. 3.125% 12/15/2049	593	401
	Hyundai Capital America 1.80% 10/15/2025[1]	774	735
	Hyundai Capital America 1.50% 6/15/2026[1]	1,866	1,718
	Hyundai Capital America 5.60% 3/30/2028[1]	800	802
	Hyundai Capital America 2.00% 6/15/2028[1]	409	358
	Hyundai Capital America 5.30% 1/8/2029[1]	509	505
	Hyundai Capital America 6.50% 1/16/2029[1]	384	399
	Hyundai Capital America 5.35% 3/19/2029[1]	700	695
	Hyundai Capital America 5.40% 1/8/2031[1]	117	116
	McDonald’s Corp. 5.00% 5/17/2029	3,025	3,019
	McDonald’s Corp. 3.60% 7/1/2030	752	693
	McDonald’s Corp. 4.95% 8/14/2033	343	337
	McDonald’s Corp. 5.20% 5/17/2034	2,864	2,844
	McDonald’s Corp. 5.15% 9/9/2052	2,010	1,866
	Morongo Band of Mission Indians (The) 7.00% 10/1/2039[1]	1,100	1,153
	Stellantis Finance US, Inc. 5.625% 1/12/2028[1]	3,358	3,397
	Stellantis Finance US, Inc. 2.691% 9/15/2031[1]	3,600	2,996
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,400	1,364
			52,661

Real estate 2.85%
	Boston Properties, LP 2.55% 4/1/2032	60	47
	Boston Properties, LP 2.45% 10/1/2033	716	530
	Boston Properties, LP 6.50% 1/15/2034	2,648	2,692
	COPT Defense Properties, LP 2.00% 1/15/2029	362	307
	COPT Defense Properties, LP 2.75% 4/15/2031	620	511
	COPT Defense Properties, LP 2.90% 12/1/2033	619	484
	Crown Castle, Inc. 5.00% 1/11/2028	4,351	4,283
	Crown Castle, Inc. 5.80% 3/1/2034	1,168	1,176
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	2,100	2,076
	Equinix, Inc. 2.90% 11/18/2026	583	548
	Equinix, Inc. 1.80% 7/15/2027	470	423
	Equinix, Inc. 3.20% 11/18/2029	3,314	2,970
	Equinix, Inc. 2.15% 7/15/2030	2,680	2,223
	Invitation Homes Operating Partnership, LP 2.70% 1/15/2034	606	476
	Kilroy Realty, LP 6.25% 1/15/2036	2,930	2,814
	Prologis, LP 4.875% 6/15/2028	803	797
	Prologis, LP 4.75% 6/15/2033	4,281	4,111
	Prologis, LP 5.125% 1/15/2034	459	452
	Prologis, LP 5.00% 3/15/2034	2,465	2,405
	Prologis, LP 5.25% 6/15/2053	156	147
	Prologis, LP 5.25% 3/15/2054	340	319
	Public Storage Operating Co. 5.125% 1/15/2029	417	419
	Public Storage Operating Co. 2.30% 5/1/2031	2,632	2,196
	Public Storage Operating Co. 5.10% 8/1/2033	166	164
	Scentre Group Trust 1 3.50% 2/12/2025[1]	48	47
	VICI Properties, LP 4.375% 5/15/2025	770	760
	VICI Properties, LP 4.625% 6/15/2025[1]	383	378
	VICI Properties, LP 4.50% 1/15/2028[1]	850	814
	VICI Properties, LP 4.75% 2/15/2028	6,733	6,536
	VICI Properties, LP 4.95% 2/15/2030	3,061	2,934
	VICI Properties, LP 5.125% 5/15/2032	8,813	8,334
			52,373

11	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Materials 1.34%
	Air Products and Chemicals, Inc. 4.85% 2/8/2034	USD1,000	$975
	BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	375	376
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	565	569
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,921	1,911
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	1,390	1,374
	Celanese US Holdings, LLC 6.165% 7/15/2027	250	254
	Celanese US Holdings, LLC 6.35% 11/15/2028	673	691
	Celanese US Holdings, LLC 6.33% 7/15/2029	556	571
	Celanese US Holdings, LLC 6.55% 11/15/2030	366	382
	Celanese US Holdings, LLC 6.379% 7/15/2032	1,214	1,248
	Celanese US Holdings, LLC 6.70% 11/15/2033	564	594
	Dow Chemical Co. (The) 4.55% 11/30/2025	14	14
	Dow Chemical Co. (The) 5.15% 2/15/2034	250	246
	Dow Chemical Co. (The) 4.625% 10/1/2044	600	518
	Dow Chemical Co. (The) 4.80% 5/15/2049	2,131	1,827
	Dow Chemical Co. (The) 3.60% 11/15/2050	170	120
	Dow Chemical Co. (The) 5.60% 2/15/2054	2,228	2,153
	Eastman Chemical Co. 5.625% 2/20/2034	3,919	3,899
	International Flavors & Fragrances, Inc. 3.268% 11/15/2040[1]	1,048	743
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	776	509
	Linde, Inc. 1.10% 8/10/2030	1,512	1,211
	Linde, Inc. 2.00% 8/10/2050	703	382
	OCI NV 6.70% 3/16/2033[1]	2,576	2,549
	Sherwin-Williams Co. 3.125% 6/1/2024	700	700
	Sherwin-Williams Co. 3.30% 5/15/2050	1,050	723
			24,539
	Total corporate bonds, notes & loans		1,542,015
U.S. Treasury bonds & notes 8.27%
U.S. Treasury 8.27%
	U.S. Treasury 4.625% 2/28/2026	45	45
	U.S. Treasury 4.875% 5/31/2026	2,176	2,176
	U.S. Treasury 4.50% 5/15/2027	5,774	5,747
	U.S. Treasury 4.25% 2/28/2029	20	20
	U.S. Treasury 4.50% 5/31/2029	56,792	56,794
	U.S. Treasury 4.125% 3/31/2031	10	10
	U.S. Treasury 4.625% 5/31/2031	70	70
	U.S. Treasury 4.00% 2/15/2034	50	48
	U.S. Treasury 4.375% 5/15/2034	21,867	21,664
	U.S. Treasury 4.25% 5/15/2039	32	31
	U.S. Treasury 1.75% 8/15/2041[5]	115	75
	U.S. Treasury 4.625% 5/15/2044[5]	41,574	41,100
	U.S. Treasury 4.00% 11/15/2052	2	2
	U.S. Treasury 4.75% 11/15/2053	78	79
	U.S. Treasury 4.25% 2/15/2054	25,673	24,067
			151,928
Asset-backed obligations 0.93%
	Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	1,826	1,605
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	4,236	3,999
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	288	249
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	394	359
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,6]	591	557
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	11,523	10,214
			16,983
Municipals 0.21%
Ohio 0.21%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,535	3,937

American Funds Corporate Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Panama (Republic of) 6.875% 1/31/2036	USD1,515	$1,465
Panama (Republic of) 8.00% 3/1/2038	575	603
		2,068
Total bonds, notes & other debt instruments (cost: $1,781,197,000)		1,716,931
Short-term securities 5.84%	Shares
Money market investments 5.84%
Capital Group Central Cash Fund 5.36%[7,8]	1,071,162	107,138
Total short-term securities (cost: $107,118,000)		107,138
Total investment securities 99.33% (cost: $1,888,315,000)		1,824,069
Other assets less liabilities 0.67%		12,377
Net assets 100.00%		$1,836,446
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	842	10/3/2024	USD171,518	$(32)
5 Year U.S. Treasury Note Futures	Long	1,090	10/3/2024	115,319	(147)
10 Year U.S. Treasury Note Futures	Short	419	9/30/2024	(45,586)	(35)
10 Year Ultra U.S. Treasury Note Futures	Short	3,044	9/30/2024	(341,023)	2,153
20 Year U.S. Treasury Bond Futures	Long	1,475	9/30/2024	171,192	(1,294)
30 Year Ultra U.S. Treasury Bond Futures	Long	188	9/30/2024	23,018	(338)
					$307
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD113,980	$(2,550)	$(2,520)	$(30)
Investments in affiliates8

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Short-term securities 5.84%
Money market investments 5.84%
Capital Group Central Cash Fund 5.36% [7]	$142,398	$882,847	$918,139	$4	$28	$107,138	$5,952

13	American Funds Corporate Bond Fund

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $166,831,000, which represented
9.08% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,515,000, which represented .30% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Rate represents the seven-day yield at 5/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CME = CME Group
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Corporate Bond Fund	14

Financial statements
Statement of assets and liabilities at May 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $1,781,197)	$1,716,931
Affiliated issuers (cost: $107,118)	107,138	$1,824,069
Cash		53
Receivables for:
Sales of investments	109,245
Sales of fund’s shares	1,573
Dividends and interest	18,108
Variation margin on futures contracts	1,202	130,128
		1,954,250
Liabilities:
Payables for:
Purchases of investments	113,702
Repurchases of fund’s shares	2,193
Dividends on fund’s shares	32
Investment advisory services	391
Services provided by related parties	316
Trustees’ deferred compensation	17
Variation margin on futures contracts	1,107
Variation margin on centrally cleared swap contracts	39
Other	7	117,804
Net assets at May 31, 2024		$1,836,446
Net assets consist of:
Capital paid in on shares of beneficial interest		$2,193,147
Total distributable earnings (accumulated loss)		(356,701)
Net assets at May 31, 2024		$1,836,446

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (197,798 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$827,446	89,121	$9.28
Class C	24,646	2,655	9.28
Class T	9	1	9.28
Class F-1	24,454	2,634	9.28
Class F-2	517,217	55,708	9.28
Class F-3	237,509	25,581	9.28
Class 529-A	55,570	5,985	9.28
Class 529-C	2,536	273	9.28
Class 529-E	1,515	163	9.28
Class 529-T	11	1	9.28
Class 529-F-1	9	1	9.28
Class 529-F-2	9,911	1,068	9.28
Class 529-F-3	9	1	9.28
Class R-1	1,066	115	9.28
Class R-2	5,821	627	9.28
Class R-2E	1,860	200	9.28
Class R-3	13,049	1,406	9.28
Class R-4	4,348	468	9.28
Class R-5E	4,600	495	9.28
Class R-5	933	101	9.28
Class R-6	103,927	11,194	9.28

Refer to the notes to financial statements.

15	American Funds Corporate Bond Fund

Financial statements (continued)
Statement of operations for the year ended May 31, 2024

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$78,857
Dividends from affiliated issuers	5,952	$84,809
Fees and expenses*:
Investment advisory services	4,556
Distribution services	2,768
Transfer agent services	2,001
Administrative services	540
529 plan services	38
Reports to shareholders	172
Registration statement and prospectus	286
Trustees’ compensation	9
Auditing and legal	126
Custodian	33
Other	13
Total fees and expenses before reimbursement	10,542
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	98
Total fees and expenses after reimbursement		10,444
Net investment income		74,365
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(73,191)
Affiliated issuers	4
Futures contracts	(5,815)
Swap contracts	(3,501)	(82,503)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	62,233
Affiliated issuers	28
Futures contracts	(1,412)
Swap contracts	560	61,409
Net realized gain (loss) and unrealized appreciation (depreciation)		(21,094)
Net increase (decrease) in net assets resulting from operations		$53,271
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Corporate Bond Fund	16

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended May 31,
	2024	2023

Operations:
Net investment income	$74,365	$53,940
Net realized gain (loss)	(82,503)	(151,973)
Net unrealized appreciation (depreciation)	61,409	60,832
Net increase (decrease) in net assets resulting from operations	53,271	(37,201)
Distributions paid or accrued to shareholders	(70,487)	(52,558)
Net capital share transactions	64,489	110,530
Total increase (decrease) in net assets	47,273	20,771
Net assets:
Beginning of year	1,789,173	1,768,402
End of year	$1,836,446	$1,789,173
Refer to the notes to financial statements.

17	American Funds Corporate Bond Fund

Notes to financial statements
1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

American Funds Corporate Bond Fund	18

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

19	American Funds Corporate Bond Fund

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,542,015	$—	$1,542,015
U.S. Treasury bonds & notes	—	151,928	—	151,928
Asset-backed obligations	—	16,983	—	16,983
Municipals	—	3,937	—	3,937
Bonds & notes of governments & government agencies outside the U.S.	—	2,068	—	2,068
Short-term securities	107,138	—	—	107,138
Total	$107,138	$1,716,931	$—	$1,824,069

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,153	$—	$—	$2,153
Liabilities:
Unrealized depreciation on futures contracts	(1,846)	—	—	(1,846)
Unrealized depreciation on centrally cleared credit default swaps	—	(30)	—	(30)
Total	$307	$(30)	$—	$277
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

American Funds Corporate Bond Fund	20

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

21	American Funds Corporate Bond Fund

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

American Funds Corporate Bond Fund	22

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $703,637,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. As of May 31, 2024, the fund did not have any interest rate swaps. The average month-end notional amount of interest rate swaps while held was $5,759,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller.

23	American Funds Corporate Bond Fund

As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $125,605,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, May 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,153	Unrealized depreciation*	$1,846
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	30
			$2,153		$1,876

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(5,815)	Net unrealized appreciation (depreciation) on futures contracts	$(1,412)
Swap	Interest	Net realized gain (loss) on swap contracts	17	Net unrealized appreciation (depreciation) on swap contracts	(21)
Swap	Credit	Net realized gain (loss) on swap contracts	(3,518)	Net unrealized appreciation (depreciation) on swap contracts	581
			$(9,316)		$(852)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and credit default swaps. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended May 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

American Funds Corporate Bond Fund	24

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended May 31, 2024, the fund reclassified $174,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of May 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$325
Capital loss carryforward*	(291,179)
Gross unrealized appreciation on investments	10,655
Gross unrealized depreciation on investments	(76,540)
Net unrealized appreciation (depreciation) on investments	(65,885)
Cost of investments	1,892,751
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended May 31,
Share class	2024	2023
Class A	$29,770	$23,639
Class C	783	668
Class T	— †	— †
Class F-1	1,137	1,292
Class F-2	23,674	18,203
Class F-3	8,431	4,733
Class 529-A	1,983	1,519
Class 529-C	82	70
Class 529-E	53	47
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	375	270
Class 529-F-3	— †	— †
Class R-1	31	23
Class R-2	179	136
Class R-2E	58	37
Class R-3	426	297
Class R-4	155	135
Class R-5E	149	90
Class R-5	45	35
Class R-6	3,156	1,364
Total	$70,487	$52,558
†
Amount less than one thousand.

25	American Funds Corporate Bond Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.253% on the first $15.0 billion of daily net assets and decreasing to 0.212% on such assets in excess of $15.0 billion. For the year ended May 31, 2024, the investment advisory services fees were $4,556,000, which were equivalent to an annualized rate of 0.253% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

American Funds Corporate Bond Fund	26

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended May 31, 2024, the 529 plan services fees were $38,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.
For the year ended May 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$2,142	$1,079	$237	Not applicable
Class C	258	36	8	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	75	43	9	Not applicable
Class F-2	Not applicable	707	175	Not applicable
Class F-3	Not applicable	6	60	Not applicable
Class 529-A	125	68	16	$30
Class 529-C	27	4	1	2
Class 529-E	7	1	— *	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	5	3	5
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	10	1	— *	Not applicable
Class R-2	44	19	2	Not applicable
Class R-2E	10	3	1	Not applicable
Class R-3	60	17	4	Not applicable
Class R-4	10	4	1	Not applicable
Class R-5E	Not applicable	6	1	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	2	22	Not applicable

Total class-specific expenses	$2,768	$2,001	$540	$38
*
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the year ended May 31, 2024, total fees and expenses reimbursed by CRMC were $98,000, which CRMC does not intend to recoup. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $9,000 in the fund’s statement of operations reflects $7,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended May 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

27	American Funds Corporate Bond Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended May 31, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2024
Class A	$180,784	19,485	$29,532	3,190	$(156,088)	(16,909)	$54,228	5,766
Class C	5,435	586	779	84	(8,842)	(959)	(2,628)	(289)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,652	502	1,135	123	(21,308)	(2,325)	(15,521)	(1,700)
Class F-2	201,900	21,813	23,660	2,558	(320,456)	(34,527)	(94,896)	(10,156)
Class F-3	118,322	12,831	8,421	910	(58,466)	(6,352)	68,277	7,389
Class 529-A	16,393	1,764	1,971	213	(14,489)	(1,560)	3,875	417
Class 529-C	1,043	113	82	9	(1,563)	(170)	(438)	(48)
Class 529-E	298	32	53	5	(509)	(55)	(158)	(18)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	3,441	371	374	40	(2,098)	(226)	1,717	185
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	350	37	31	3	(186)	(20)	195	20
Class R-2	1,761	190	178	19	(1,886)	(204)	53	5
Class R-2E	919	101	58	6	(597)	(65)	380	42
Class R-3	5,078	547	422	46	(3,636)	(392)	1,864	201
Class R-4	1,305	140	154	17	(1,339)	(143)	120	14
Class R-5E	2,394	256	147	16	(1,186)	(128)	1,355	144
Class R-5	516	57	44	5	(753)	(82)	(193)	(20)
Class R-6	58,444	6,293	3,155	341	(15,340)	(1,671)	46,259	4,963
Total net increase (decrease)	$603,035	65,118	$70,196	7,585	$(608,742)	(65,788)	$64,489	6,915
Refer to the end of the table for footnotes.

American Funds Corporate Bond Fund	28

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2023
Class A	$111,509	11,869	$23,457	2,503	$(174,795)	(18,643)	$(39,829)	(4,271)
Class C	4,148	439	665	71	(12,066)	(1,281)	(7,253)	(771)
Class T	—	—	—	—	—	—	—	—
Class F-1	27,378	2,873	1,289	138	(24,786)	(2,637)	3,881	374
Class F-2	374,612	39,847	18,191	1,940	(326,273)	(35,318)	66,530	6,469
Class F-3	89,591	9,475	4,728	504	(38,459)	(4,099)	55,860	5,880
Class 529-A	9,532	1,013	1,514	162	(12,161)	(1,286)	(1,115)	(111)
Class 529-C	991	106	70	7	(1,813)	(191)	(752)	(78)
Class 529-E	308	33	47	5	(518)	(55)	(163)	(17)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	2,062	219	268	29	(3,130)	(333)	(800)	(85)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	111	12	23	3	(444)	(47)	(310)	(32)
Class R-2	1,680	179	134	14	(1,762)	(188)	52	5
Class R-2E	592	62	36	4	(397)	(42)	231	24
Class R-3	3,545	377	295	32	(3,134)	(333)	706	76
Class R-4	1,282	141	135	14	(1,430)	(151)	(13)	4
Class R-5E	1,479	157	89	9	(712)	(75)	856	91
Class R-5	357	38	35	4	(222)	(24)	170	18
Class R-6	41,944	4,477	1,362	145	(10,827)	(1,143)	32,479	3,479
Total net increase (decrease)	$671,121	71,317	$52,338	5,584	$(612,929)	(65,846)	$110,530	11,055
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,706,901,000 and $1,698,989,000, respectively, during the year ended May 31, 2024.

29	American Funds Corporate Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
5/31/2024	$9.37	$.37	$(.11 )	$.26	$(.35 )	$—	$(.35 )	$9.28	2.83%	$827	.73%	.72%	3.99%
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.77)	781.70		.69	3.07
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.47)	862.82		.81	1.72
5/31/2021	11.52	.17	(.03 )	.14	(.17 )	(.32 )	(.49 )	11.17	1.07	1,063.84		.83	1.48
5/31/2020	10.44	.24	1.20	1.44	(.24 )	(.12 )	(.36 )	11.52	14.10	807.88		.84	2.20
Class C:
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	—	(.28 )	9.28	2.09	25	1.46	1.45	3.25
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	—	(.21 )	9.37	(2.51)	28	1.45	1.44	2.30
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	—	(.11 )	9.83	(11.10)	37	1.53	1.52	1.00
5/31/2021	11.52	.09	(.03 )	.06	(.09 )	(.32 )	(.41 )	11.17	.37	55	1.54	1.52	.78
5/31/2020	10.44	.17	1.20	1.37	(.17 )	(.12 )	(.29 )	11.52	13.30	36	1.58	1.54	1.50
Class T:
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.12 [5]	— [6]	.44 [5]	.44 [5]	4.27 [5]
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.46)[5]	— [6]	.38 [5]	.37 [5]	3.39 [5]
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.22)[5]	— [6]	.54 [5]	.53 [5]	2.00 [5]
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.34 [5]	— [6]	.57 [5]	.56 [5]	1.76 [5]
5/31/2020	10.44	.27	1.20	1.47	(.27 )	(.12 )	(.39 )	11.52	14.43 [5]	— [6]	.59 [5]	.55 [5]	2.51 [5]
Class F-1:
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.86	24.71		.70	3.98
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.77)	41.69		.68	3.11
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.45)	39.80		.80	1.72
5/31/2021	11.52	.18	(.03 )	.15	(.18 )	(.32 )	(.50 )	11.17	1.10	68.81		.79	1.49
5/31/2020	10.44	.25	1.20	1.45	(.25 )	(.12 )	(.37 )	11.52	14.13	32.84		.80	2.18
Class F-2:
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.13	517.44		.43	4.26
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.53)	617.44		.44	3.34
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.22)	584.54		.53	2.01
5/31/2021	11.52	.21	(.03 )	.18	(.21 )	(.32 )	(.53 )	11.17	1.37	641.54		.52	1.72
5/31/2020	10.44	.27	1.20	1.47	(.27 )	(.12 )	(.39 )	11.52	14.44	158.57		.53	2.47
Class F-3:
5/31/2024	9.37	.41	(.11 )	.30	(.39 )	—	(.39 )	9.28	3.25	237.32		.32	4.41
5/31/2023	9.83	.33	(.47 )	(.14 )	(.32 )	—	(.32 )	9.37	(1.41)	171.32		.32	3.49
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23 )	—	(.23 )	9.83	(10.11)	121.42		.42	2.11
5/31/2021	11.52	.22	(.03 )	.19	(.22 )	(.32 )	(.54 )	11.17	1.47	139.45		.43	1.85
5/31/2020	10.44	.29	1.20	1.49	(.29 )	(.12 )	(.41 )	11.52	14.55	41.48		.44	2.56
Class 529-A:
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.82	56.74		.74	3.98
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.81)	52.74		.73	3.03
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.47)	56.82		.81	1.72
5/31/2021	11.52	.17	(.03 )	.14	(.17 )	(.32 )	(.49 )	11.17	1.08	66.83		.81	1.50
5/31/2020	10.44	.24	1.20	1.44	(.24 )	(.12 )	(.36 )	11.52	14.09	53.88		.84	2.20
Refer to the end of the table for footnotes.

American Funds Corporate Bond Fund	30

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
5/31/2024	$9.37	$.30	$(.11 )	$.19	$(.28 )	$—	$(.28 )	$9.28	2.05%	$3	1.50%	1.49%	3.21%
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	—	(.21 )	9.37	(2.56)	3	1.50	1.49	2.25
5/31/2022	11.17	.10	(1.34)	(1.24)	(.10 )	—	(.10 )	9.83	(11.15)	4	1.58	1.57	.94
5/31/2021	11.52	.08	(.03 )	.05	(.08 )	(.32 )	(.40 )	11.17	.32	6	1.59	1.58	.77
5/31/2020	10.44	.16	1.20	1.36	(.16 )	(.12 )	(.28 )	11.52	13.24	8	1.64	1.60	1.45
Class 529-E:
5/31/2024	9.37	.35	(.11 )	.24	(.33 )	—	(.33 )	9.28	2.64	1.92		.92	3.79
5/31/2023	9.83	.27	(.47 )	(.20 )	(.26 )	—	(.26 )	9.37	(2.00)	2.93		.92	2.83
5/31/2022	11.17	.17	(1.34)	(1.17)	(.17 )	—	(.17 )	9.83	(10.64)	2	1.02	1.01	1.51
5/31/2021	11.52	.15	(.03 )	.12	(.15 )	(.32 )	(.47 )	11.17	.87	3	1.04	1.02	1.30
5/31/2020	10.44	.22	1.20	1.42	(.22 )	(.12 )	(.34 )	11.52	13.89	2	1.06	1.02	2.00
Class 529-T:
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.05 [5]	— [6]	.51 [5]	.51 [5]	4.20 [5]
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	9.37	(1.56)[5]	— [6]	.47 [5]	.46 [5]	3.30 [5]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	—	(.21 )	9.83	(10.26)[5]	— [6]	.58 [5]	.58 [5]	1.96 [5]
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.29 [5]	— [6]	.62 [5]	.60 [5]	1.73 [5]
5/31/2020	10.44	.27	1.20	1.47	(.27 )	(.12 )	(.39 )	11.52	14.38 [5]	— [6]	.64 [5]	.61 [5]	2.46 [5]
Class 529-F-1:
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.07 [5]	— [6]	.49 [5]	.49 [5]	4.22 [5]
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	9.37	(1.57)[5]	— [6]	.49 [5]	.48 [5]	3.28 [5]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	—	(.21 )	9.83	(10.28)[5]	— [6]	.61 [5]	.60 [5]	1.93 [5]
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.30 [5]	— [6]	.64 [5]	.61 [5]	1.90 [5]
5/31/2020	10.44	.27	1.20	1.47	(.27 )	(.12 )	(.39 )	11.52	14.37	6.64		.60	2.44
Class 529-F-2:
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.14	10.43		.43	4.29
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.50)	8.42		.41	3.33
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.21)	9.53		.52	2.02
5/31/2021[7,8]	11.68	.11	(.19 )	(.08 )	(.11 )	(.32 )	(.43 )	11.17	(.82 )[9]	9	.54 [10]	.53 [10]	1.66 [10]
Class 529-F-3:
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.20	— [6]	.36	.36	4.35
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.45)	— [6]	.37	.36	3.41
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.17)	— [6]	.48	.48	2.05
5/31/2021[7,8]	11.68	.11	(.19 )	(.08 )	(.11 )	(.32 )	(.43 )	11.17	(.79 )[9]	— [6]	.59 [10]	.49 [10]	1.69 [10]
Class R-1:
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	—	(.28 )	9.28	2.13	1	1.42	1.41	3.31
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	—	(.21 )	9.37	(2.49)	1	1.43	1.42	2.33
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	—	(.11 )	9.83	(11.08)	1	1.50	1.50	1.03
5/31/2021	11.52	.09	(.03 )	.06	(.09 )	(.32 )	(.41 )	11.17	.40	1	1.51	1.50	.82
5/31/2020	10.44	.18	1.20	1.38	(.18 )	(.12 )	(.30 )	11.52	13.41	1	1.49	1.45	1.58
Refer to the end of the table for footnotes.

31	American Funds Corporate Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
5/31/2024	$9.37	$.31	$(.11 )	$.20	$(.29 )	$—	$(.29 )	$9.28	2.15%	$6	1.40%	1.40%	3.31%
5/31/2023	9.83	.23	(.47 )	(.24 )	(.22 )	—	(.22 )	9.37	(2.46)	6	1.40	1.39	2.38
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	—	(.11 )	9.83	(11.08)	6	1.50	1.49	1.04
5/31/2021	11.52	.09	(.03 )	.06	(.09 )	(.32 )	(.41 )	11.17	.39	7	1.52	1.50	.83
5/31/2020	10.44	.17	1.20	1.37	(.17 )	(.12 )	(.29 )	11.52	13.34	8	1.55	1.51	1.53
Class R-2E:
5/31/2024	9.37	.33	(.11 )	.22	(.31 )	—	(.31 )	9.28	2.44	2	1.12	1.12	3.62
5/31/2023	9.83	.25	(.47 )	(.22 )	(.24 )	—	(.24 )	9.37	(2.19)	2	1.13	1.12	2.66
5/31/2022	11.17	.14	(1.34)	(1.20)	(.14 )	—	(.14 )	9.83	(10.84)	1	1.23	1.23	1.30
5/31/2021	11.52	.13	(.03 )	.10	(.13 )	(.32 )	(.45 )	11.17	.67	2	1.25	1.23	1.08
5/31/2020	10.44	.20	1.20	1.40	(.20 )	(.12 )	(.32 )	11.52	13.67	1	1.26	1.22	1.81
Class R-3:
5/31/2024	9.37	.35	(.11 )	.24	(.33 )	—	(.33 )	9.28	2.60	13.96		.95	3.77
5/31/2023	9.83	.27	(.47 )	(.20 )	(.26 )	—	(.26 )	9.37	(2.04)	11.97		.96	2.82
5/31/2022	11.17	.16	(1.34)	(1.18)	(.16 )	—	(.16 )	9.83	(10.69)	11	1.07	1.06	1.47
5/31/2021	11.52	.14	(.03 )	.11	(.14 )	(.32 )	(.46 )	11.17	.82	13	1.09	1.07	1.24
5/31/2020	10.44	.22	1.20	1.42	(.22 )	(.12 )	(.34 )	11.52	13.82	10	1.13	1.09	1.96
Class R-4:
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.90	4.66		.66	4.05
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.74)	4.67		.66	3.11
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.43)	4.77		.77	1.75
5/31/2021	11.52	.18	(.03 )	.15	(.18 )	(.32 )	(.50 )	11.17	1.12	6.79		.77	1.52
5/31/2020	10.44	.25	1.20	1.45	(.25 )	(.12 )	(.37 )	11.52	14.16	4.83		.79	2.27
Class R-5E:
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.10	5.47		.47	4.27
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	9.37	(1.55)	3.47		.46	3.34
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	—	(.21 )	9.83	(10.25)	3.57		.56	2.01
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.30	1.62		.60	1.73
5/31/2020	10.44	.27	1.20	1.47	(.27 )	(.12 )	(.39 )	11.52	14.37	1.64		.59	2.43
Class R-5:
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.20	1.37		.37	4.34
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.45)	1.37		.36	3.43
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.17)	1.49		.48	2.02
5/31/2021	11.52	.21	(.03 )	.18	(.21 )	(.32 )	(.53 )	11.17	1.41	2.51		.49	1.83
5/31/2020	10.44	.28	1.20	1.48	(.28 )	(.12 )	(.40 )	11.52	14.49	1.53		.49	2.55
Class R-6:
5/31/2024	9.37	.41	(.11 )	.30	(.39 )	—	(.39 )	9.28	3.25	104.32		.32	4.44
5/31/2023	9.83	.33	(.47 )	(.14 )	(.32 )	—	(.32 )	9.37	(1.41)	58.32		.32	3.56
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23 )	—	(.23 )	9.83	(10.12)	27.42		.42	2.13
5/31/2021	11.52	.22	(.03 )	.19	(.22 )	(.32 )	(.54 )	11.17	1.47	20.45		.43	1.89
5/31/2020	10.44	.29	1.20	1.49	(.29 )	(.12 )	(.41 )	11.52	14.55	12.48		.45	2.62
Refer to the end of the table for footnotes.

American Funds Corporate Bond Fund	32

Financial highlights (continued)

	Year ended May 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[11]	191%	181%	118%	146%	232%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during one of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

33	American Funds Corporate Bond Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds Corporate Bond Fund (the “Fund”) as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
7/15/2024
We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

American Funds Corporate Bond Fund	34

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended May 31, 2024:
Qualified dividend income	$256,000
Section 163(j) interest dividends	$77,520,000
Corporate dividends received deduction	$19,000
U.S. government income that may be exempt from state taxation	$7,187,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

35	American Funds Corporate Bond Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

American Funds Corporate Bond Fund	36

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

37	American Funds Corporate Bond Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Corporate Bond Fund	38

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable, insofar as the Registrant did not have any changes in or disagreements with accountants.

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable, insofar as the Registrant did not have any proxy disclosures.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable.

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Corporate Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2024

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: July 31, 2024